OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Components of other non-current assets:
Pre-operational assets	$ 189,023	$ 27,098
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets
Operating lease right-of-use-assets	$ 7,386	$ 5,653
Others	107,096	5,554
Other non-current assets	499,806	512,039
Lease and operate agreement, pre-commissioning contractual cash flows	105,400	0
MK II FLNG
Components of other non-current assets:
Other assets, capitalized engineering costs, noncurrent	59,400	16,700
Other assets, long lead items, noncurrent	109,800	10,400
Other assets, deposit for a donor vessel, noncurrent	15,500	0
Gas
Components of other non-current assets:
Derivative instrument	53,663	196,184
Oil
Components of other non-current assets:
Derivative instrument	105,948	182,795
Interest rate swap
Components of other non-current assets:
Derivative instrument	36,690	54,970
Commodity swap
Components of other non-current assets:
Derivative instrument	$ 0	$ 39,785